Notes Payable (Details) - Schedule of Notes Payable - Notes Payable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Vehicle loans	$ 389,226	$ 230,235
6% Amortizing promissory note	562,411	465,805
6% Subordinated promissory notes	500,000
Purchase and sale of future revenues loan	1,807,800
20% OID subordinated promissory notes	3,125,000
Total notes payable	6,384,437
Less: debt discounts	(3,534,561)
Total notes payable, net	2,849,876	696,040
Current portion of notes payable, net	2,575,730	551,210
Notes payable, net of current portion	$ 274,146	$ 144,830